Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates
Statutory tax rates in the countries in which the Company operates for fiscal years 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Puerto Rico	18.5%	18.5%	18.5%
Curaçao	22.0%	22.0%	22.0%
USVI	21.0%	22.5%	22.5%
Aruba, Ecuador, Panama, and Uruguay	25.0%	25.0%	25.0%
Chile	27.0%	27.0%	27.0%
Martinique, French Guyana and Guadeloupe	25.0%	22.5%	28.0%
Peru	29.5%	29.5%	29.5%
Costa Rica, Mexico and Trinidad and Tobago	30.0%	30.0%	30.0%
Colombia	35.0%	31.0%	32.0%
Brazil and Venezuela	34.0%	34.0%	34.0%
Argentina	35.0%	35.0%	30.0%
Netherlands	25.8%	25.0%	25.0%

Schedule of components of income tax expense
Income tax expense for fiscal years 2022, 2021 and 2020 consisted of the following:

	2022	2021	2020
Current income tax expense	$100,925	$47,999	$17,061
Deferred income tax (income) expense	(15,449)	(16,066)	471
Income tax expense	$85,476	$31,933	$17,532

Schedule of components of income tax expense by applying weighted-average statutory income tax rate	Income tax expense for fiscal years 2022, 2021 and 2020, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2022	2021	2020
Pre-tax income (loss)	$226,396	$77,786	$(131,854)
Weighted-average statutory income tax rate (i)	39.0%	41.4%	22.9%
Income tax expense (benefit) at weighted-average statutory tax rate on pre-tax income (loss)	88,314	32,230	(30,226)
Permanent differences:
Change in valuation allowance (ii)	381	(26,865)	2,958
Expiration and changes in tax loss carryforwards	132	144	13,820
Venezuela and Argentina remeasurement and inflationary impacts (iii)	(10,009)	577	1,682
Non-deductible expenses	24,845	21,488	20,349
Tax benefits and Non-taxable income	(9,740)	(10,463)	(5,830)
Income taxes withholdings on intercompany transactions (iv)	6,374	6,572	6,515
Differences including exchange rate, inflation adjustment and filing differences	(14,485)	1,493	2,532
Alternative Taxes	359	1,461	2,054
Others (v)	(695)	5,296	3,678
Income tax expense	$85,476	$31,933	$17,532

(i)Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses.
(iii)Comprises changes in valuation allowance during 2022, 2021 and 2020 for $57,329, $(9,723) and $43,249, respectively in Venezuela.
(iv)Comprises income tax withheld on the payment of interest on intercompany loans.
(v)Mainly comprises income tax effects over intercompany transactions which are eliminated for consolidation purposes.

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2022 and 2021 are presented below:

	2022	2021
Tax loss carryforwards (i)	$149,081	$140,106
Purchase price allocation adjustment	11,298	11,305
Property and equipment, tax inflation	44,785	39,691
Tax Inflation adjustment	(2,689)	(6,671)
Other accrued payroll and other liabilities	49,080	25,340
Share-based compensation	2,340	1,623
Provision for contingencies, bad debts and obsolescence	4,919	9,557
Other deferred tax assets (ii)	29,162	28,448
Other deferred tax liabilities	(5,642)	(5,057)
Leases (iii)	20,567	13,330
Property and equipment - difference in depreciation rates	(17,446)	(10,801)
Valuation allowance (iv)	(201,414)	(186,239)
Net deferred tax asset	$84,041	$60,632

(i)As of December 31, 2022, the Company and its subsidiaries have accumulated net operating losses amounting to $518,512. The Company has net operating losses amounting to $150,985, expiring between 2023 and 2027. In addition, the Company has net operating losses amounting to $119,667, expiring after 2027 and net operating losses amounting to $247,860 that do not expire. Changes in tax loss carryforwards for the year relate to generation of NOL.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). For the fiscal year ended December 31, 2022, this item includes: provision for regular expenses for $8,856 in Brazil, Colombia, Mexico, Panama and Venezuela. For the fiscal year ended December 31, 2021, this item includes: provision for regular expenses for $13,055 in Brazil, Colombia, Mexico and Panama.
(iii)For the fiscal year ended December 31, 2022, this item includes difference in depreciation of net leases (related to differences between ASC842 and local tax regulation) in Brazil; assets of $210,181 and liabilities of $189,614. For the fiscal year ended December 31, 2021, this item includes difference in depreciation of net leases (related to differences between ASC842 and local tax regulation) in Brazil; assets of $63,526 and liabilities of $50,196.
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.